October 4, 2021

VIA EDGAR TRANSMISSION

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brandes Investment Trust (the “Trust”)
File Nos.: 033-81396 and 811-08614

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.

The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment (Post-Effective Amendment No. 76) to the Brandes Investment Trust registration statement on Form N-1A; and

b.

The text of the most recent post-effective amendment (Post-Effective Amendment No. 76) to the Brandes Investment Trust registration statement was filed with the Securities and Exchange Commission via EDGAR on September 30, 2021 and became effective October 1, 2021 (Accession No. 0001193125-21-287765).

Please contact the undersigned with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Sincerely,

/s/ Toni M. Bugni
Toni M. Bugni Senior Vice President The Northern Trust Company